Property, plant and equipment - Capital commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 414,265	$ 172,100
VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	223,840
Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	190,425
FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
2022
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	113,599
2022 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	55,960
2022 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	57,639
2022 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
2023
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	267,469
2023 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	167,880
2023 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	99,589
2023 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
2024
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	33,196
2024 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
2024 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	33,196
2024 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 0